Investment Objectives and Goals - BLACKROCK ENERGY OPPORTUNITIES FUND	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Energy Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Energy Opportunities Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to provide long-term growth of capital.